SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of summary of significant accounting policies [Abstract]
Schedule of Annual Depreciation and Amortization Rates
The annual depreciation and amortization rates are:

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

Schedule of Exchange Rates and Linkage Basis
Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2018	4.29	3.75	101.2
December 31, 2017	4.15	3.47	100.4
December 31, 2016	4.04	3.84	100.0

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2018	3.37	8.07	0.80
December 31, 2017	2.72	(9.64)	0.40
December 31, 2016	(4.78)	(1.46)	(0.2)

Schedule of Principal Effects on Statement of Financial Position
Principal effects on the Company’s statement of financial position as of January 1, 2019:

The leased asset	Right of use asset	Lease liability
	NIS in thousands
Vehicles	1,675	(1,675)
Total	1,675	(1,675)

Schedule of Principal Effects on Statement of Profit or Loss
Principal effects on the Company’s statement of profit or loss as of January 1, 2019:

The leased asset	Decrease in lease expenses pursuant to IAS 17	Increase in depreciation expenses pursuant to IFRS 16	Total increase in income from operating activities	Increase in finance expenses pursuant to IFRS 16	Decrease in tax expenses pursuant to IFRS 16	Total decrease in income for the year
	NIS in thousands
Vehicles	(808)	780	28	44	4	(12)
Total	(808)	780	28	44	4	(12)